Convertible Debt (Details) $ / shares in Units, kr in Thousands, $ in Thousands	1 Months Ended		3 Months Ended		9 Months Ended
	Mar. 31, 2020 USD ($) $ / shares	Mar. 31, 2020 SEK (kr)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2020 kr / shares	Mar. 31, 2020 SEK (kr)	Dec. 31, 2019 USD ($)
Debt Disclosure [Abstract]
Stock issued	$ 10,100	kr 100,000
Common Stock, Par value	$ 1,010								kr 10,000
Fees payable percentage	5.00%	5.00%
Fees payable	$ 10,100
Installments amount	$ 252
Percentage of principal notes	5.00%	5.00%
Conversion price percentage	95.00%	95.00%
Conversion Price | (per share)	$ 0.01							kr 0.05
Repayments of debt	$ 4	kr 25
Interest accrues actual payment percentage	8.00%	8.00%
Weighted average cost of capital percentage	15.00%								15.00%
Credit risk percentage	1.00%	1.00%
Recognized gain percentage	9.00%								9.00%
Stock issued	$ 10,100		$ 3,157		$ 3,157		$ 1,624		kr 100,000	$ 924
Received cash percentage	95.00%	95.00%
Fair value recognized gain					9
Finance cost amount				$ 475	298	$ 475
Net carrying amount of liability							$ 1,327